PROVISIONS (Details 14) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Long-term Employee Benefits [Member] | 1Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	$ 944	$ 946
Long-term Employee Benefits [Member] | Due Within 1 And 2 Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	752	1,008
Long-term Employee Benefits [Member] | 2 Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	868	806
Long-term Employee Benefits [Member] | 3 Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	1,038	953
Long-term Employee Benefits [Member] | 4 Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	1,177	1,136
Long-term Employee Benefits [Member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	5,384	5,590
Pension Plan [Member] | 1Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,996	3,482
Pension Plan [Member] | Due Within 1 And 2 Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,922	3,312
Pension Plan [Member] | 2 Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,757	3,146
Pension Plan [Member] | 3 Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,586	2,963
Pension Plan [Member] | 4 Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,434	2,773
Pension Plan [Member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	11,512	12,510
Severance [Member] | 1Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	55	60
Severance [Member] | Due Within 1 And 2 Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	32	23
Severance [Member] | 2 Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	38	45
Severance [Member] | 3 Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	22	63
Severance [Member] | 4 Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	68	42
Severance [Member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	177	366
Retirement Benefit Plan [Member] | 1Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	36	33
Retirement Benefit Plan [Member] | Due Within 1 And 2 Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	12	11
Retirement Benefit Plan [Member] | 2 Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	21	12
Retirement Benefit Plan [Member] | 3 Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	26	23
Retirement Benefit Plan [Member] | 4 Year [Member]
Disclosure of defined benefit plans [line items]
Expected future payments	42	26
Retirement Benefit Plan [Member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	$ 246	$ 242